RESTATEMENT AND RECLASSIFICATIONS - Cumulative Effect of Change On Accumulated Deficit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	¥ (2,603,324)		¥ (1,295,090)	¥ (1,052,314)
Net loss	(904,452)	$ (141,928)	(425,237)	(233,459)
Accretion and modification of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividends			(14,729)
Balance as of end of year	2,305,271	361,747	(2,603,324)	(1,295,090)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	(4,703,565)		(1,252,099)
Net loss			(499,839)	(183,496)
Deemed dividends			(12,070)
Balance as of end of year			(4,703,565)	(1,252,099)
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	2,100,241		(42,991)
Net loss			74,602	(49,963)
Deemed dividends			(2,659)
Balance as of end of year			2,100,241	(42,991)
Accumulated deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	(2,681,632)		(1,168,156)	(960,094)
Net loss	(903,859)		(425,232)	(217,139)
Accretion and modification of Redeemable Convertible Preferred Shares	(4,861,451)		(1,073,515)	9,077
Deemed dividends			(14,729)
Balance as of end of year	(8,446,942)	$ (1,325,510)	(2,681,632)	(1,168,156)
Accumulated deficit | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	(4,914,644)		(1,140,573)	(855,858)
Net loss			(492,181)	(174,803)
Accretion and modification of Redeemable Convertible Preferred Shares			(3,269,820)	(109,912)
Deemed dividends			(12,070)
Balance as of end of year			(4,914,644)	(1,140,573)
Accumulated deficit | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance as of beginning of year	¥ 2,233,012		(27,583)	(104,236)
Net loss			66,949	(42,336)
Accretion and modification of Redeemable Convertible Preferred Shares			2,196,305	118,989
Deemed dividends			(2,659)
Balance as of end of year			¥ 2,233,012	¥ (27,583)